Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	CENTURY CASINOS, INC.
Entity Central Index Key	0000911147